UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:
      This Amendment (Check only one.):   [ ]  is a restatement
                                          [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Zevenbergen Capital Investments LLC
Address:    601 Union Street, Suite 4600
            Seattle, WA  98101

13F File Number:  028-10622

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Justin Buller
Title:      Chief Compliance Officer
Phone:      206-682-8469

Signature, Place and Date of Signing:

/s/ Justin Buller
-------------------------------
Justin Buller              Seattle, Washington            May 13, 2010

Report Type:

[X]   13F HOLDINGS REPORT
[ ]   13F NOTICE
[ ]   13F COMBINATION REPORT

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total:  $2,223,559 (thousands)


List Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number          Name
--------------------          ----

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AECOM Technology Corporation   COM              00766T100    33169  1169150 SH       SOLE                   566750            602400
Alcon, Inc.                    COM              H01301102     9128    56500 SH       SOLE                    34550             21950
Alliance Data Systems Corporat COM              018581108    53534   836600 SH       SOLE                   394000            442600
Altera Corporation             COM              021441100    38372  1579100 SH       SOLE                   747600            831500
Amazon.com, Inc.               COM              023135106   112685   829972 SH       SOLE                   420802            409170
American Superconductor Corpor COM              030111108    34653  1199050 SH       SOLE                   577000            622050
American Tower Corporation     COM              029912201    32647   766183 SH       SOLE                   368633            397550
Apple Inc.                     COM              037833100   115721   492428 SH       SOLE                   245898            246530
AsiaInfo Holdings, Inc.        COM              04518A104    17310   653700 SH       SOLE                   311100            342600
Baidu, Inc.                    COM              056752108      639     1070 SH       SOLE                     1030                40
BlackRock, Inc.                COM              09247X101    94582   434340 SH       SOLE                   210534            223806
Blue Nile, Inc.                COM              09578R103    74972  1362634 SH       SOLE                   660534            702100
Broadcom Corporation           COM              111320107    37104  1117600 SH       SOLE                   557000            560600
Celgene Corporation            COM              151020104    41869   675739 SH       SOLE                   327817            347922
ChinaCast Education Corporatio COM              16946T109      571    78100 SH       SOLE                    78100
Cisco Systems, Inc.            COM              17275R102    50818  1952278 SH       SOLE                   922728           1029550
Coach, Inc.                    COM              189754104    32730   828183 SH       SOLE                   398133            430050
Cognizant Technology Solutions COM              192446102   118122  2317036 SH       SOLE                  1150686           1166350
Concur Technologies, Inc.      COM              206708109    23121   563800 SH       SOLE                   260500            303300
Constant Contact, Inc.         COM              210313102     1445    62100 SH       SOLE                    26500             35600
Covance Inc.                   COM              222816100    39583   644783 SH       SOLE                   303433            341350
Cree, Inc.                     COM              225447101    22211   316300 SH       SOLE                   152600            163700
Deckers Outdoor Corporation    COM              243537107    13779    99850 SH       SOLE                    48000             51850
Dendreon Corporation           COM              24823Q107     8060   221000 SH       SOLE                   101300            119700
F5 Networks, Inc.              COM              315616102    35309   572916 SH       SOLE                   277266            295650
FactSet Research Systems Inc.  COM              303075105      528     7200 SH       SOLE                                       7200
First Solar, Inc.              COM              336433107    69248   564598 SH       SOLE                   275168            289430
Gilead Sciences, Inc.          COM              375558103    42237   928899 SH       SOLE                   453356            475543
Google Inc.                    COM              38259P508   103354   182244 SH       SOLE                    89289             92955
Greenhill & Co., Inc.          COM              395259104    19761   240720 SH       SOLE                   118286            122434
HMS Holdings Corp.             COM              40425J101    26262   515050 SH       SOLE                   230400            284650
Helix Biomedix Inc.            COM              423287309       11    38400 SH       SOLE                    38400
Human Genome Sciences, Inc.    COM              444903108      251     8300 SH       SOLE                                       8300
IDEXX Laboratories, Inc.       COM              45168D104    26410   458900 SH       SOLE                   213600            245300
IPC The Hospitalist Company, I COM              44984A105      544    15500 SH       SOLE                                      15500
Illumina, Inc.                 COM              452327109      478    12300 SH       SOLE                                      12300
IntercontinentalExchange, Inc. COM              45865V100      583     5200 SH       SOLE                                       5200
Intuitive Surgical, Inc.       COM              46120E602    37649   108145 SH       SOLE                    51458             56687
Isilon Systems, Inc.           COM              46432L104     1661   193100 SH       SOLE                    54800            138300
J. Crew Group, Inc.            COM              46612H402     1281    27900 SH       SOLE                      200             27700
MSCI Inc.                      COM              55354G100    10700   296400 SH       SOLE                   142600            153800
Medco Health Solutions, Inc.   COM              58405U102    56990   882750 SH       SOLE                   427300            455450
MercadoLibre, Inc.             COM              58733R102    40306   836050 SH       SOLE                   393400            442650
NII Holdings, Inc.             COM              62913F201    58167  1395567 SH       SOLE                   693667            701900
Nektar Therapeutics            COM              640268108      254    16700 SH       SOLE                                      16700
Netflix, Inc.                  COM              64110L106    33058   448300 SH       SOLE                   221200            227100
Nordstrom, Inc.                COM              655664100    38175   934516 SH       SOLE                   461316            473200
OpenTable, Inc.                COM              68372A104    12829   336450 SH       SOLE                   168550            167900
Paychex, Inc.                  COM              704326107    44186  1438333 SH       SOLE                   696933            741400
Pegasystems Inc.               COM              705573103     3182    86000 SH       SOLE                    21900             64100
Portfolio Recovery Associates, COM              73640Q105    34489   628550 SH       SOLE                   298600            329950
Precision Castparts Corp.      COM              740189105    45894   362200 SH       SOLE                   204000            158200
QUALCOMM Incorporated          COM              747525103    95632  2279114 SH       SOLE                  1120914           1158200
Quanta Services, Inc.          COM              74762E102    20241  1056400 SH       SOLE                   511800            544600
Rackspace Hosting, Inc.        COM              750086100     1838    98150 SH       SOLE                    47150             51000
SBA Communications Corporation COM              78388J106      631    17500 SH       SOLE                    17500
SPDR Trust Series 1            COM              78462F103      356     3040 SH       SOLE                     3040
SXC Health Solutions Corp.     COM              78505P100     1487    22100 SH       SOLE                                      22100
Salix Pharmaceuticals, Ltd.    COM              795435106     9018   242100 SH       SOLE                   108400            133700
Shaw Group Inc.                COM              820280105    22118   642600 SH       SOLE                   285900            356700
Skyworks Solutions, Inc.       COM              83088M102     1175    75300 SH       SOLE                                      75300
Sourcefire, Inc.               COM              83616T108    21733   946965 SH       SOLE                   459665            487300
Stifel Financial Corp.         COM              860630102    18103   336800 SH       SOLE                   154750            182050
Urban Outfitters, Inc.         COM              917047102    32074   842500 SH       SOLE                   402900            439600
VanceInfo Technologies Inc.    COM              921564100      557    24996 SH       SOLE                    12846             12150
Verisk Analytics, Inc.         COM              92345Y106     1035    36700 SH       SOLE                                      36700
Vertex Pharmaceuticals Incorpo COM              92532F100    10949   267900 SH       SOLE                   123200            144700
Vistaprint N.V.                COM              N93540107    95360  1662334 SH       SOLE                   807284            855050
WebMD Health Corp.             COM              94770V102      923    19900 SH       SOLE                     9000             10900
drugstore.com, inc.            COM              262241102     1268   353100 SH       SOLE                   160500            192600
eBay Inc.                      COM              278642103    35163  1303900 SH       SOLE                   665550            638350
hhgregg, Inc.                  COM              42833L108      618    24500 SH       SOLE                                      24500
lululemon athletica inc.       COM              550021109    17164   413800 SH       SOLE                   172700            241100
priceline.com Incorporated     COM              741503403    33737   132300 SH       SOLE                    62200             70100
rue21, inc.                    COM              781295100      314     9050 SH       SOLE                                       9050
tw telecom inc.                COM              87311L104    51445  2832867 SH       SOLE                  1395567           1437300